SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNING PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Net loss	$ (5,401,961)	$ (685,762)	$ (18,510,882)	$ (1,668,971)	$ (2,577,721)	$ (2,577,721)
Weighted average common shares outstanding—basic	95,794,954	92,623,286	94,621,148	92,623,386	52,099,680
Dilutive common stock equivalents
Weighted average common shares outstanding—diluted	95,794,954	92,623,286	94,621,148	92,623,386	52,099,680
Basic	$ (0.06)	$ (0.01)	$ (0.20)	$ (0.02)	$ (0.050)
Diluted	$ (0.06)	$ (0.01)	$ (0.20)	$ (0.02)	$ (0.050)
Equipment [Member]
Impairment Effects on Earnings Per Share [Line Items]
Estimated Useful Life			3 years			3 years